Organization and Principal Activities - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 765,379		¥ 817,395			$ 109,448
Accounts receivable, net	220,870		214,558			31,584
Inventories, net	508,730		386,054			72,747
Prepayments and other current assets	450,970		381,404			64,488
Total current assets	2,234,188		2,347,654			319,485
Investments	653,560		664,579			93,458
Property and equipment, net	77,014		74,373			11,013
Total non-current assets	1,612,794		1,623,213			230,627
Total assets	3,846,982		3,970,867			550,112
Advances from customers	28,821		19,574			4,121
Accrued expenses and other liabilities	348,700		460,143
Income tax payables	13,690		20,088			1,958
Total current liabilities	615,279		640,188			87,983
Deferred tax liabilities	107,906		103,306			15,430
Total non-current liabilities	231,063		227,664			33,041
Total liabilities	846,342		867,852			$ 121,024
Net income	(92,414)	$ (13,216)	(710,221)	¥ (750,227)	$ (13,216)
Net cash provided by operating activities	(94,663)	(13,537)	(243,666)	(107,442)
Net cash (used in) provided by investing activities	246,794	35,291	592,123	(260,487)
Net cash provided by (used in) financing activities	(151,445)	(21,656)	(394,226)	(342,455)
Net increase (decrease) in cash and cash equivalents	(9,899)	$ (1,415)	(40,741)	(696,192)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	10,448		3,967
Accounts receivable, net	5,167		10,636
Inventories, net	359		285
Prepayments and other current assets	15,164		11,991
Amounts due from non-VIE subsidiaries	24,913		2
Total current assets	56,051		26,881
Investments	365,731		360,102
Property and equipment, net	80		48
Total non-current assets	365,811		360,150
Total assets	421,862		387,031
Accounts payable	2,740		3,481
Advances from customers	8,317		11,064
Accrued expenses and other liabilities	13,690		6,639
Income tax payables	929		929
Amounts due to non-VIE subsidiaries	317,843		306,573
Total current liabilities	343,519		328,686
Deferred tax liabilities	19,204		10,628
Total non-current liabilities	19,204		10,628
Total liabilities	362,723		339,314
Net revenues	175,203		167,319	183,737
Net income	11,422		37,463	2,922
Net cash provided by operating activities	19,033		8,241	36,473
Net cash (used in) provided by investing activities	248		(41,976)	(107,721)
Net cash provided by (used in) financing activities	(12,800)		25,500	74,526
Net increase (decrease) in cash and cash equivalents	¥ 6,481		¥ (8,235)	¥ 3,278